Employee Benifits - Summary of Sensitivity Analysis of Key Assumptions (Detail) $ in Millions	Oct. 31, 2022 CAD ($)
Pension plans [member] | 1% Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	$ 1,123
Decrease in assumption	102
Pension plans [member] | 0.25% Actuarial Assumption of Expected Rates of Salary Increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	58
Increase in assumption	4
Pension plans [member] | Canada [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	128
Increase in assumption	10
Pension plans [member] | Mexico [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	3
Pension plans [member] | United States [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	2
Other benefit plans [member] | 1% Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	136
Decrease in assumption	3
Other benefit plans [member] | 1% Actuarial Assumption of Medical Cost Trend Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	102
Decrease in assumption	(84)
Increase in assumption	12
Decrease in assumption	(9)
Other benefit plans [member] | Canada [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	15
Increase in assumption	1
Other benefit plans [member] | Mexico [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	3
Other benefit plans [member] | United States [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 2